FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	$ 81,301	$ 87,908
Total liabilities at fair value	43,703	47,425
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	1,532	1,593
Total liabilities at fair value	740	546
Recurring fair value measurement | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	488	308
Recurring fair value measurement | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	252	238
Recurring fair value measurement | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	670	772
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs*
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	434	423
Recurring fair value measurement | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	304	268
Recurring fair value measurement | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	124	130
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	600	699
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 1 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	600	699
Recurring fair value measurement | Level 1 | Trade accounts receivable and other subject to TSR programs*
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	418	271
Total liabilities at fair value	427	245
Recurring fair value measurement | Level 2 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	332	144
Recurring fair value measurement | Level 2 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	95	101
Recurring fair value measurement | Level 2 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 2 | Trade accounts receivable and other subject to TSR programs*
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 2 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	294	268
Recurring fair value measurement | Level 2 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	124	3
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	514	623
Total liabilities at fair value	313	301
Recurring fair value measurement | Level 3 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	156	164
Recurring fair value measurement | Level 3 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	157	137
Recurring fair value measurement | Level 3 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	70	73
Recurring fair value measurement | Level 3 | Trade accounts receivable and other subject to TSR programs*
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	434	423
Recurring fair value measurement | Level 3 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	10	0
Recurring fair value measurement | Level 3 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	$ 0	$ 127